Transactions with Related Parties - Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	₩ 375,601	₩ 259,249	₩ 221,407
Operating expense and others	2,122,776	2,266,988	2,185,277
Acquisition of property and equipment	902,063	1,070,246	876,996
Loans			1,100
Collection of loans	204	204	3,194
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	179,708	123,873	100,861
Operating expense and others	313	251	306
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	5,924	10,720	8,018
Operating expense and others	35,296	33,389	21,853
Acquisition of property and equipment	1,202	940	1,573
Loans			1,100
Collection of loans	204	204	3,194
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	20,050	25,049	23,104
Operating expense and others	601,176	600,600	652,855
Acquisition of property and equipment	151,502	283,556	235,502
F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	2,777	3,431	2,865
Operating expense and others	54,857	52,150	47,905
Acquisition of property and equipment		153
HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,002	3,025	304
Operating expense and others	20,286	29,276	15,506
Acquisition of property and equipment	88,327	68,472	38,984
KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	15,046	17,873	19,730
Operating expense and others	15,387	15,045	14,804
Associates [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	204,457	158,922	131,778
Operating expense and others	126,139	130,111	100,374
Acquisition of property and equipment	89,529	69,565	40,557
Loans			1,100
Collection of loans	204	204	3,194
SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	4,662	5,865	5,916
Operating expense and others	1,122	1,077	1,739
Acquisition of property and equipment	8,700		10,694
SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	44,010	7,639	9,757
Operating expense and others	996	950	915
Acquisition of property and equipment			1,080
SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	23,078	21,694	13,756
Operating expense and others	1,189,404	1,220,251	1,131,567
Acquisition of property and equipment	460	671
SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	774	510	1,248
Operating expense and others	90,723	96,949	94,906
Acquisition of property and equipment	5,478	6,346	6,793
SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	362	417	419
Operating expense and others	10,945	51,394	52,488
Acquisition of property and equipment	127,840	152,659	142,605
SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	140	137	109
Operating expense and others	31,220	37,051	48,192
Acquisition of property and equipment	493,793	494,621	387,496
SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	15,134	8,505	7,670
Operating expense and others	897	779	834
SK Gas Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	7,653	2,727	2,500
Operating expense and others	2	4	4
SKC INFRA SERVICE Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	57	19	43
Operating expense and others	50,829	46,900	30,663
Acquisition of property and equipment	24,761	47,163	32,141
Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	55,224	18,233	13,437
Operating expense and others	19,323	28,209	17,626
Acquisition of property and equipment		17	246
Others [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	151,094	75,278	66,525
Operating expense and others	1,395,461	1,536,277	1,432,048
Acquisition of property and equipment	₩ 661,032	717,125	600,937
SK Shipping Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		3,183	5,435
Operating expense and others		35
Ko-one energy service Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		5,164	6,005
Operating expense and others		44	46
SK Infosec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		1,185	230
Operating expense and others		52,634	53,068
Acquisition of property and equipment		₩ 15,648	₩ 19,882